Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the consolidated statement of income (loss) within the following line items: (Details) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Companys Operations
Cost of sales	[1]	R$ (185,994)	R$ (356,960)
Selling expenses		(18,234)	(56,307)
General and administrative expenses		(84,623)	(86,032)
Total expense		R$ (288,851)	R$ (499,299)

[1]	In the year ended December 31, 2020, includes non-incremental expenditures related do idleness in the amount of R$55,926.